Annual Total Returns	Oct. 31, 2021
Prospectus #1 | Eaton Vance Government Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Government Opportunities Fund | Class A
Bar Chart Table:
2012	1.83%
2013	(1.53%)
2014	2.67%
2015	0.28%
2016	0.47%
2017	1.29%
2018	0.73%
2019	2.43%
2020	4.59%
2021	(1.20%)
Prospectus #1 | Eaton Vance Short Duration Government Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Short Duration Government Income Fund | Class A
Bar Chart Table:
2012	3.48%
2013	(1.15%)
2014	2.47%
2015	1.15%
2016	1.21%
2017	1.56%
2018	2.00%
2019	1.72%
2020	2.53%
2021	(0.51%)
Prospectus #2 | Eaton Vance Short Duration High Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Eaton Vance Short Duration High Income Fund | Class A
Bar Chart Table:
2013	6.03%
2014	1.04%
2015	0.05%
2016	9.00%
2017	4.55%
2018	(0.66%)
2019	8.43%
2020	2.86%
2021	4.63%
Prospectus #3 | Eaton Vance Floating-Rate Advantage Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Eaton Vance Floating-Rate Advantage Fund | Class A
Bar Chart Table:
2012	10.53%
2013	5.62%
2014	0.69%
2015	(1.84%)
2016	12.67%
2017	4.87%
2018	0.12%
2019	8.62%
2020	1.63%
2021	5.15%
Prospectus #3 | Eaton Vance Floating-Rate Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Eaton Vance Floating-Rate Fund | Class A
Bar Chart Table:
2012	8.12%
2013	4.54%
2014	0.37%
2015	(1.91%)
2016	10.93%
2017	4.08%
2018	0.54%
2019	6.84%
2020	2.16%
2021	4.02%
Prospectus #3 | Eaton Vance Floating-Rate & High Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Eaton Vance Floating-Rate & High Income Fund | Class A
Bar Chart Table:
2012	9.20%
2013	5.02%
2014	0.72%
2015	(1.80%)
2016	11.34%
2017	4.34%
2018	(0.09%)
2019	7.96%
2020	2.51%
2021	4.41%
Prospectus #4 | Eaton Vance Emerging Markets Local Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Eaton Vance Emerging Markets Local Income Fund | Class A
Bar Chart Table:
2012	16.65%
2013	(9.96%)
2014	(4.04%)
2015	(12.68%)
2016	12.33%
2017	16.10%
2018	(8.40%)
2019	22.64%
2020	4.67%
2021	(7.64%)
Prospectus #4 | Eaton Vance Global Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Eaton Vance Global Bond Fund | Class A
Bar Chart Table:
2012	7.62%
2013	(2.42%)
2014	(0.51%)
2015	(4.00%)
2016	2.16%
2017	10.57%
2018	(2.67%)
2019	6.09%
2020	9.32%
2021	(5.70%)
Prospectus #4 | Eaton Vance Global Macro Absolute Return Advantage Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Eaton Vance Global Macro Absolute Return Advantage Fund | Class A
Bar Chart Table:
2012	6.47%
2013	(1.03%)
2014	5.97%
2015	3.84%
2016	5.57%
2017	3.97%
2018	(8.66%)
2019	14.43%
2020	4.49%
2021	3.36%
Prospectus #4 | Eaton Vance Global Macro Absolute Return Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Eaton Vance Global Macro Absolute Return Fund | Class A
Bar Chart Table:
2012	3.79%
2013	(0.55%)
2014	2.69%
2015	2.28%
2016	3.77%
2017	3.97%
2018	(3.57%)
2019	9.41%
2020	3.26%
2021	1.88%
Prospectus #4 | Eaton Vance Short Duration Strategic Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Eaton Vance Short Duration Strategic Income Fund | Class A
Bar Chart Table:
2012	8.51%
2013	0.36%
2014	4.34%
2015	(0.81%)
2016	5.54%
2017	4.90%
2018	(2.67%)
2019	9.32%
2020	7.52%
2021	1.33%
Prospectus #5 | Eaton Vance Tax-Managed Equity Asset Allocation Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #5 | Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class A
Bar Chart Table:
2012	14.10%
2013	30.37%
2014	7.05%
2015	1.03%
2016	7.57%
2017	19.15%
2018	(5.80%)
2019	27.43%
2020	15.46%
2021	21.18%
Prospectus #5 | Eaton Vance Tax-Managed Global Dividend Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #5 | Eaton Vance Tax-Managed Global Dividend Income Fund | Class A
Bar Chart Table:
2012	13.82%
2013	20.68%
2014	3.10%
2015	2.97%
2016	1.88%
2017	20.02%
2018	(11.44%)
2019	28.50%
2020	14.34%
2021	23.08%
Prospectus #5 | Eaton Vance Tax-Managed Multi-Cap Growth Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #5 | Eaton Vance Tax-Managed Multi-Cap Growth Fund | Class A
Bar Chart Table:
2012	11.01%
2013	34.72%
2014	6.35%
2015	5.62%
2016	1.76%
2017	25.78%
2018	0.01%
2019	31.91%
2020	33.55%
2021	18.52%
Prospectus #5 | Eaton Vance Tax-Managed Small-Cap Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #5 | Eaton Vance Tax-Managed Small-Cap Fund | Class A
Bar Chart Table:
2012	11.94%
2013	35.70%
2014	3.07%
2015	(2.93%)
2016	18.86%
2017	15.20%
2018	(5.76%)
2019	27.32%
2020	12.33%
2021	20.99%
Prospectus #5 | Eaton Vance Tax-Managed Value Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #5 | Eaton Vance Tax-Managed Value Fund | Class A
Bar Chart Table:
2012	15.45%
2013	31.27%
2014	10.93%
2015	(1.48%)
2016	9.03%
2017	17.65%
2018	(5.96%)
2019	29.72%
2020	4.37%
2021	25.95%
Prospectus #6 | Eaton Vance Emerging and Frontier Countries Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #6 | Eaton Vance Emerging and Frontier Countries Equity Fund | Class A
Bar Chart Table:
2014	(5.50%)
2015	(13.46%)
2016	8.23%
2017	31.21%
2018	(14.76%)
2019	12.34%
2020	13.19%
2021	13.05%
Prospectus #7 | Eaton Vance Global Income Builder Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #7 | Eaton Vance Global Income Builder Fund | Class A
Bar Chart Table:
2012	11.66%
2013	22.60%
2014	2.92%
2015	3.15%
2016	3.33%
2017	16.18%
2018	(8.41%)
2019	23.50%
2020	10.54%
2021	15.11%
Prospectus #8 | Eaton Vance Global Small-Cap Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #8 | Eaton Vance Global Small-Cap Equity Fund | Class A
Bar Chart Table:
2012	8.10%
2013	37.69%
2014	4.79%
2015	(7.06%)
2016	7.95%
2017	23.19%
2018	(9.27%)
2019	28.44%
2020	14.29%
2021	16.87%
Prospectus #9 | Eaton Vance High Income Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #9 | Eaton Vance High Income Opportunities Fund | Class A
Bar Chart Table:
2012	15.43%
2013	8.55%
2014	3.45%
2015	(1.12%)
2016	12.56%
2017	6.29%
2018	(3.29%)
2019	13.95%
2020	4.42%
2021	7.23%
Prospectus #10 | Eaton Vance Multi-Asset Credit Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #10 | Eaton Vance Multi-Asset Credit Fund | Class A
Bar Chart Table:
2012	6.43%
2013	1.30%
2014	2.61%
2015	(0.69%)
2016	7.36%
2017	11.30%
2018	(3.24%)
2019	11.32%
2020	1.60%
2021	4.30%
Prospectus #11 | Parametric Tax-Managed International Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #11 | Parametric Tax-Managed International Equity Fund | Investor Class
Bar Chart Table:
2012	18.42%
2013	17.99%
2014	(4.12%)
2015	0.94%
2016	1.13%
2017	24.81%
2018	(11.45%)
2019	20.42%
2020	8.82%
2021	8.67%